Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	May 26, 2017
Registrant Name	dei_EntityRegistrantName	PUTNAM U S GOVERNMENT INCOME TRUST
Central Index Key	dei_EntityCentralIndexKey	0000732337
Amendment Flag	dei_AmendmentFlag	false
Trading Symbol	dei_TradingSymbol	PGSIX
Document Creation Date	dei_DocumentCreationDate	Jun. 05, 2017
Document Effective Date	dei_DocumentEffectiveDate	May 26, 2017
Prospectus Date	rr_ProspectusDate	Jan. 30, 2017